Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Employee Benefit Plan [Abstract]
Employee Benefit Plan

10. Employee Benefit Plan

The Company administers a 401(k) retirement plan (the “401(k)Plan”) in which all employees are eligible to participate. Each eligible employee may elect to contribute to the 401(k)Plan. During the years ended December 31, 2014 and 2013, the Company has made no matching contributions.